Discontinued Operations (Schedule Of Discontinued Income Statement Financial Information Relating To Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss on equity method investments	$ 221.8	$ 81.1	$ 26.0
Net interest expense	56.6	104.9	118.4
Net interest and investment gains and losses	355.7	230.4	134.6
Net income/(loss) from discontinued operations (net of tax)	235.3	1,014.0	236.6
Segment, Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,202.6	1,242.0	1,125.6
Cost of sales	655.5	638.9	571.1
Gross margin	547.1	603.1	554.5
Selling, general and administrative expenses	115.2	121.5	130.5
Research and development expenses	93.3	125.7	130.2
Net gain/loss on divestment of business	17.9	(652.9)
Other net charges	4.2	(66.5)	3.5
Total operating expenses	230.6	(472.2)	264.2
Operating income/(loss)	316.5	1,075.3	290.3
Net interest expense		1.0	(0.6)
Net loss on disposal of equity method investment	13.3
Net loss on equity method investments	7.2	0.7
Net interest expense	20.5
Net interest and investment gains and losses		1.7
Net income/(loss) from discontinued operations before income taxes	296.0	1,073.6	290.9
Provision for/(benefit from) income taxes	60.7	59.6	54.3
Net income/(loss) from discontinued operations (net of tax)	235.3	1,014.0	236.6
Segment, Discontinued Operations [Member] | Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,202.6	1,064.1	851.5
Cost of sales	655.5	571.9	452.7
Gross margin	547.1	492.2	398.8
Selling, general and administrative expenses	113.2	96.1	90.8
Research and development expenses	62.0	67.7	67.8
Other net charges	4.2	1.6	1.2
Total operating expenses	179.4	165.4	159.8
Operating income/(loss)	367.7	326.8	239.0
Net income/(loss) from discontinued operations before income taxes	367.7	326.8	239.0
Provision for/(benefit from) income taxes	65.7	56.4	43.3
Net income/(loss) from discontinued operations (net of tax)	302.0	270.4	195.7
Segment, Discontinued Operations [Member] | Prothena [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Selling, general and administrative expenses	2.0	1.6	0.8
Research and development expenses	31.3	23.7	8.7
Net gain/loss on divestment of business	17.9
Total operating expenses	51.2	25.3	9.5
Operating income/(loss)	(51.2)	(25.3)	(9.5)
Net income/(loss) from discontinued operations before income taxes	(51.2)	(25.3)	(9.5)
Provision for/(benefit from) income taxes	(5.0)	(2.5)	0.2
Net income/(loss) from discontinued operations (net of tax)	(46.2)	(22.8)	(9.7)
Segment, Discontinued Operations [Member] | EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		177.9	274.1
Cost of sales		67.0	118.4
Gross margin		110.9	155.7
Selling, general and administrative expenses		23.8	38.9
Research and development expenses		34.3	53.7
Net gain/loss on divestment of business		(652.9)
Other net charges		(68.1)	2.3
Total operating expenses		(662.9)	94.9
Operating income/(loss)		773.8	60.8
Net interest expense		1.0	(0.6)
Net loss on disposal of equity method investment	13.3
Net loss on equity method investments	7.2	0.7
Net interest expense	20.5
Net interest and investment gains and losses		1.7
Net income/(loss) from discontinued operations before income taxes	(20.5)	772.1	61.4
Provision for/(benefit from) income taxes		5.7	10.8
Net income/(loss) from discontinued operations (net of tax)	$ (20.5)	$ 766.4	$ 50.6